Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill Balances

The goodwill balances are summarized below:

	GEO	LEO	Total
Allocated on January 1, 2025	$516,806	$2,096,166	$2,612,972
Impact of foreign exchange	—	(96,177)	(96,177)
Impairment	(302,220)	—	(302,220)
Balance on December 31, 2025	$214,586	$1,999,989	$2,214,575

Schedule of Weighted Average Cost of Capital as a Discount Rate	The discount rates used in the calculation are presented below:
	2025	2024
GEO – Segment	9.7%	10.0%
GEO – CGUs	9.5%	10.0%
LEO	Midpoint between 15% and 19%	Midpoint between 15% and 20%